Document and Entity Information - USD ($)	12 Months Ended
	May 31, 2016	Mar. 20, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Momentous Holdings Corp.
Entity Central Index Key	0001653876
Document Type	POS AM
Document Period End Date	Feb. 28, 2017
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		3,785,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017